SCHEDULE OF DETAILED INFORMATION ABOUT PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
IfrsStatementLineItems [Line Items]
Equipment cost, beginning balance	$ 60,953
Equipment cost, ending balance	38,935	$ 60,953
Net carrying amounts	38,935	60,953
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Equipment cost, beginning balance	109,348	49,021
Equipment cost, Additions		55,572
Equipment cost, Effect of foreign currency translation	(13,939)	4,755
Equipment cost, ending balance	95,409	109,348
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation of equipment, beginning balance	48,395	26,384
Accumulated depreciation of equipment, Additions	15,797	18,918
Accumulated depreciation of equipment, Effect of foreign currency translation	(7,718)	3,093
Accumulated depreciation of equipment, ending balance	$ 56,474	$ 48,395